Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) Share	Dec. 31, 2017 USD ($) Share	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Statements Line Items
Total outstanding, beginning of period	2,328,571	2,523,571
Granted	950,000	875,000
Exercised	(8,334)	0
Expired	(216,666)	(1,070,000)
Total outstanding, end of period	3,053,571	2,328,571
Total exercisable, beginning of period	845,238	1,198,571
Total exercisable, end of period	1,353,571	845,238
Expire March 31, 2017 [Member]
Statements Line Items
Exercise Price | $		$ 1.45
Total outstanding, beginning of period	0	670,000
Granted		0
Exercised		0
Expired		(670,000)
Total outstanding, end of period		0
Expire August 25, 2017 [Member]
Statements Line Items
Exercise Price | $		$ 2.12
Total outstanding, beginning of period	0	400,000
Granted		0
Exercised		0
Expired		(400,000)
Total outstanding, end of period		0
Expire October 7, 2019 [Member]
Statements Line Items
Exercise Price | $			$ 0.70	$ 0.70
Total outstanding, beginning of period	28,571	28,571
Granted	0	0
Exercised	0	0
Expired	0	0
Total outstanding, end of period	28,571	28,571
Expire November 14, 2019 [Member]
Statements Line Items
Exercise Price | $			$ 6.85	$ 6.85
Total outstanding, beginning of period	100,000	100,000
Granted	0	0
Exercised	0	0
Expired	0	0
Total outstanding, end of period	100,000	100,000
Expire August 18, 2021 [Member]
Statements Line Items
Exercise Price | $	$ 1.30	$ 1.30
Total outstanding, beginning of period	1,325,000	1,325,000
Granted	0	0
Exercised	0	0
Expired	(150,000)	0
Total outstanding, end of period	1,175,000	1,325,000
Expire July 6, 2022 [Member]
Statements Line Items
Exercise Price | $	$ 0.90	$ 0.90
Total outstanding, beginning of period	50,000	0
Granted	0	50,000
Exercised	0	0
Expired	0	0
Total outstanding, end of period	50,000	50,000
Expire November 28, 2022 [Member]
Statements Line Items
Exercise Price | $	$ 0.30	$ 0.30
Total outstanding, beginning of period	825,000	0
Granted	0	825,000
Exercised	(8,334)	0
Expired	(66,666)	0
Total outstanding, end of period	750,000	825,000
Expire August 20, 2023
Statements Line Items
Exercise Price | $	$ 0.50
Total outstanding, beginning of period	0
Granted	750,000
Exercised	0
Expired	0
Total outstanding, end of period	750,000	0
Expire April 17, 2023
Statements Line Items
Exercise Price | $	$ 0.57
Total outstanding, beginning of period	0
Granted	200,000
Exercised	0
Expired	0
Total outstanding, end of period	200,000	0